Schedule H, Line 4a – Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Reportable Transaction [Line Items]
Entity tax identification number	42-0617510
Plan number	001
Contributions not corrected		$ 0
Contributions corrected outside of VFCP		171,829
Contributions pending correction in VFCP		0
Total fully corrected under VFCP and PTE 2002-51		$ 0